CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Cash	$ 30,094	¥ 209,507	¥ 257,789
Entrusted bank balances held on behalf of customers	12,807	89,157	73,226
Investment securities	272,325	1,895,874	1,479,109
Deposits with clearing organizations	2,920	20,330	34,215
Amount due from related parties	2,873	20,000	25,000
Equity method investment	3,569	24,845	24,730
Equipment and leasehold improvements	1,989	13,844	24,316
Deferred tax assets	3,908	27,206	31,239
Goodwill	91,619	637,835	637,147
Accounts receivable	23,613	164,391	180,230
Operating lease right-of-use assets	4,952	34,476
Intangible assets	43,468	302,613	330,247
Other assets	32,363	225,302	155,648
Total assets	526,500	3,665,380	3,252,896
Liabilities and Shareholders' Equity
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIE") and VIE's subsidiaries without recourse to the Company of RMB 2,283 thousand and RMB 768 thousand as of December 31, 2018 and 2019, respectively)	16,454	114,552	119,469
Accrued employee benefits (including accrued employee benefits of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 19,708 thousand and RMB 58,417 thousand as of December 31, 2018 and 2019, respectively)	39,065	271,965	189,042
Income taxes payable (including income taxes payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 11,042 thousand and RMB 34,855 thousand as of December 31, 2018 and 2019, respectively)	24,677	171,793	95,415
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 38,287 thousand and RMB 42,177 thousand as of December 31, 2018 and 2019, respectively)	17,017	118,469	79,618
Operating lease liabilities	4,431	30,846
Amount due to related parties	636	4,426
Other liabilities (including other liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 62,645 thousand and RMB 127,320 thousand as of December 31, 2018 and 2019, respectively)	26,126	181,883	144,392
Total liabilities	128,406	893,934	627,936
Ordinary shares (US$0.00001 par value; 3,000,000,000 shares authorized, 1,468,059,155 shares issued and 1,428,942,175 shares outstanding as of December 31, 2018; 1,431,840,215 shares issued and 1,431,078,855 shares outstanding as of December 31, 2019)	14	95	96
Treasury stock (39,116,980 and 761,360 shares as of December 31, 2018 and 2019, respectively)	(250)	(1,737)	(111,169)
Additional paid-in capital	263,001	1,830,960	1,927,854
Retained earnings	106,060	738,367	652,687
Accumulated other comprehensive income	7,306	50,865	47,761
Total Yintech shareholders' equity	376,131	2,618,550	2,517,229
Non-controlling interests	21,963	152,896	107,731
Total shareholders' equity	398,094	2,771,446	2,624,960
Total liabilities and shareholders' equity	$ 526,500	¥ 3,665,380	¥ 3,252,896